Trading properties (Tables)	12 Months Ended
Jun. 30, 2023
Trading properties
Schedule of trading properties
	Completed properties	Properties under development (i)	Undeveloped sites	Total
As of June 30, 2021	427	2,835	2,953	6,215
Additions	-	1,015	80	1,095
Currency translation adjustment	-	(338)	-	(338)
As of June 30, 2022	427	3,512	3,033	6,972
Additions	30	144	143	317
Currency translation adjustment	-	15	-	15
Transfers	147	-	(579)	(432)
Disposals	(11)	(427)	(255)	(693)
As of June 30, 2023	593	3,244	2,342	6,179

	06.30.2023	06.30.2022
Non-current	6,035	6,556
Current	144	416
Total	6,179	6,972